RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Arnold Kondrat [Member]
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 10,933	$ 67,477
Services received, related party transactions	250,000	500,000	$ 242,497
Gentor Resources Inc. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	393,183	216,148
KGL Resources Ltd [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	$ 194,539
Amounts payable, related party transactions		$ 68,926